Risks Arising from Financial Instruments - Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Less than 1 year [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 9,713	$ 21,216
Less than 1 year [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,306	1,359
Less than 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	750
Less than 1 year [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	20	15
Less than 1 year [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Less than 1 year [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,337	1,411
Less than 1 year [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	622	771
Less than 1 year [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,904	11,638
1-2 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	752	36
1-2 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	723
1-2 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,500	0
1-2 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,342	513
1-2 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
1-2 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5	22
1-2 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	20
1-2 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,610	0
2-3 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,000	1,500
2-3 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,100	5,445
2-3 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	1,000
3-5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	500
3-5 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	666	668
Greater than 5 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	565
Greater than 5 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0	$ 0